CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Ordinary shares [Member]	Additional Paid In Capital [Member]	Accumulated other comprehensive loss [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Non-controlling Interest [Member]	Total
Balance at Dec. 31, 2021		$ 1,983	$ 78,334	$ (41,888)	$ 143,259	$ (49,228)	$ 5,343	$ 137,803
Balance, shares at Dec. 31, 2021		23,476
Changes during period
Net income					37,103		2,397	39,500
Other comprehensive income (loss)				(3,943)			(678)	(4,621)
Dividend paid					(8,574)			(8,574)
Dividend declared					(2,825)			(2,825)
Purchase of treasury shares	[1]					(8,445)		(8,445)
Stock-based compensation in a subsidiary company			21					21
Balance at Dec. 31, 2022		$ 1,983	78,355	(45,831)	168,963	(57,673)	7,062	152,859
Balance, shares at Dec. 31, 2022		23,476
Changes during period
Net income					48,137		2,207	50,344
Other comprehensive income (loss)				656			(147)	509
Dividend paid to non-controlling interests							(3,327)	(3,327)
Dividend paid					(8,763)			(8,763)
Dividend declared					(4,774)			(4,774)
Purchase of treasury shares	[1]					(6,613)		(6,613)
Stock-based compensation in a subsidiary company			14					14
Balance at Dec. 31, 2023		$ 1,983	78,369	(45,175)	203,563	(64,286)	5,795	$ 180,249
Balance, shares at Dec. 31, 2023		23,476						23,475,431
Changes during period
Net income					53,654		2,893	$ 56,547
Other comprehensive income (loss)				(11,858)			(155)	(12,013)
Dividend paid to non-controlling interests							(2,483)	(2,483)
Dividend paid					(23,275)			(23,275)
Dividend declared					(7,759)			(7,759)
Purchase of non-controlling interest shares							(20)	(20)
Stock-based compensation in a subsidiary company			11					11
Balance at Dec. 31, 2024		$ 1,983	$ 78,380	$ (57,033)	$ 226,183	$ (64,286)	$ 6,030	$ 191,257
Balance, shares at Dec. 31, 2024		23,476						23,475,431

[1]	See Note 13A3.